Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Summary of Charged By Our Related Parties
The amounts charged by the Company’s related parties comprised the following:

		Year ended December 31,
	Location in statement of operations	2021	2022	2023
Management fees	Management fees – related party	5,831,900	5,242,990	4,531,920
Brokerage commissions	Voyage expenses – related party	1,867,100	1,871,071	1,779,488
Superintendent fees	Vessels’ operating expenses – related party	117,000	120,000	110,500
Crew management fees	Vessels’ operating expenses – related party	948,750	915,450	800,750
Commissions – vessels sold	Net loss/(gain) on sale of vessels	81,000	120,250	728,150
Commissions – assets held for sale	Impairment loss	125,000	108,000	353,400
Executive compensation	General and administrative expenses	1,028,386	924,503	970,382
Rental expense	General and administrative expenses	97,726	88,326	104,167